ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Salary and welfare payable	127,032	507,867
Accrued marketing expense	—	366,426
Refund liability (1)	54,567	120,709
Other accrued expense	26,163	118,002
Payable for investments and acquisitions	—	102,606
Other tax payable	10,700	93,902
Others	6,869	4,441
Payable to third-parties	3,422	1,549

	228,753	1,315,502

(1)	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.